ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Expenses and Other

Accounts payable, accrued expenses and other include the following:

At December 31,	2011	2010
Truck and Other:
Accounts payable	$1,098.9	$707.4
Product support reserves	310.4	231.3
Accrued capital expenditures	245.5	51.2
Accrued expenses	209.9	224.9
Salaries and wages	197.4	171.8
Other	315.3	289.9

	$2,377.4	$1,676.5